SHORT-TERM BORROWINGS - Short-term Borrowings (Details) $ in Millions, $ in Millions	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	$ 1,750		$ 2,985
Receivables securitization program
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	1,600		2,400		$ 800
US commercial paper program
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	150	$ 113	214	$ 158	893	$ 704
Non-revolving credit facility borrowings
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	$ 0		$ 371		$ 507